Land Use Rights, Net	12 Months Ended
Dec. 31, 2017
Land use rights
Land Use Rights, Net
Land Use Rights, Net

9.         Land Use Rights, Net

Land use rights consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,726,756	22,149,116
Accumulated amortization	(14,266,551)	(17,099,127)	(2,616,866)

Total land use rights, net	130,460,205	127,627,629	19,532,250

As of December 31, 2016 and 2017, certain land use rights with an aggregate carrying value of RMB8,904,935 and RMB10,076,146  ($1,542,063), respectively, were pledged as collateral for borrowings from the financial institutions.

The amortization expenses for the years ended December 31, 2015, 2016 and 2017 were RMB2,832,578, RMB2,832,577 and RMB2,832,576  ($433,500), respectively. No provision for impairment loss has been charged for the years ended December 31, 2015, 2016 and 2017.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2018	2,832,576
2019	2,832,576
2020	2,832,576
2021	2,832,576
2022	2,832,576
Thereafter	113,464,749

Total	127,627,629